Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2014
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents
	December 31,
	2014	2013

	U.S. Dollars

Bank balances	18,130	16,405
Restricted cash	90	90

	18,220	16,495

Cash and Cash Equivalents, Currencies
	December 31,
	2014	2013

	U.S. Dollars

US Dollars	9,576	11,015
New Israeli Shekels	2,569	1,208
Euro	2,033	1,936
Japanese YEN	1,825	489
Chinese RMB	1,541	1,101
Other currencies	676	746

	18,220	16,495